Segment Reporting - Summary of Segment Reporting (Detail) HLS in Millions, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) HLS	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) HLS
Disclosure of operating segments [line items]
Revenue	$ 27,087	$ 27,104	$ 56,400
Normalized EBITDA margin %			4.10%
Profit from operations	8,248	7,773
Net finance income/(cost)	(3,310)	(3,331)
Share of results of associates and joint ventures	93	124
Income tax expense	1,436	994
Profit from continuing operations	3,595	3,572
Discontinued operations	0	28
Profit/(loss)	3,595	$ 3,600
Segment assets (non-current)	$ 216,954		$ 222,166
Operating segments [member]
Disclosure of operating segments [line items]
Volume | HLS	279		306
Revenue	$ 27,087		$ 27,104
Normalized EBITDA	$ 10,557		$ 10,162
Normalized EBITDA margin %	39.00%		37.50%
Depreciation, amortization and impairment	$ (2,113)		$ (2,103)
Normalized profit from operations (EBIT)	8,444		8,059
Exceptional items (refer Note 7)	(196)		(287)
Profit from operations	8,248		7,773
Net finance income/(cost)	(3,310)		(3,331)
Share of results of associates and joint ventures	93		124
Income tax expense	(1,436)		(994)
Profit from continuing operations	3,595		3,572
Discontinued operations	0		28
Profit/(loss)	3,595		3,600
Segment assets (non-current)	216,954		222,166
Gross capex	$ 2,190		$ 1,698
Operating segments [member] | North America [member]
Disclosure of operating segments [line items]
Volume | HLS	55		57
Revenue	$ 7,641		$ 7,786
Normalized EBITDA	$ 2,970		$ 3,149
Normalized EBITDA margin %	38.90%		40.40%
Depreciation, amortization and impairment	$ (391)		$ (404)
Normalized profit from operations (EBIT)	2,578		2,744
Exceptional items (refer Note 7)	0		30
Profit from operations	2,578		2,774
Net finance income/(cost)	0
Share of results of associates and joint ventures	0
Income tax expense	0
Profit from continuing operations	0
Discontinued operations	0
Profit/(loss)	0
Segment assets (non-current)	63,425		63,045
Gross capex	$ 558		$ 252
Operating segments [member] | Latin America West [member]
Disclosure of operating segments [line items]
Volume | HLS	57		53
Revenue	$ 4,828		$ 4,259
Normalized EBITDA	$ 2,349		$ 1,998
Normalized EBITDA margin %	48.70%		46.90%
Depreciation, amortization and impairment	$ (323)		$ (302)
Normalized profit from operations (EBIT)	2,026		1,695
Exceptional items (refer Note 7)	(68)		(72)
Profit from operations	1,958		1,623
Net finance income/(cost)	0
Share of results of associates and joint ventures	0
Income tax expense	0
Profit from continuing operations	0
Discontinued operations	0
Profit/(loss)	0
Segment assets (non-current)	71,503		71,219
Gross capex	$ 460		$ 326
Operating segments [member] | Latin America North [member]
Disclosure of operating segments [line items]
Volume | HLS	54		57
Revenue	$ 4,335		$ 4,365
Normalized EBITDA	$ 1,801		$ 1,699
Normalized EBITDA margin %	41.50%		38.90%
Depreciation, amortization and impairment	$ (392)		$ (406)
Normalized profit from operations (EBIT)	1,409		1,292
Exceptional items (refer Note 7)	19		(9)
Profit from operations	1,428		1,283
Net finance income/(cost)	0
Share of results of associates and joint ventures	0
Income tax expense	0
Profit from continuing operations	0
Discontinued operations	0
Profit/(loss)	0
Segment assets (non-current)	12,110		13,756
Gross capex	$ 262		$ 269
Operating segments [member] | Latin America South [member]
Disclosure of operating segments [line items]
Volume | HLS	17		16
Revenue	$ 1,629		$ 1,523
Normalized EBITDA	$ 735		$ 666
Normalized EBITDA margin %	45.10%		43.70%
Depreciation, amortization and impairment	$ (106)		$ (101)
Normalized profit from operations (EBIT)	629		565
Exceptional items (refer Note 7)	(26)		(10)
Profit from operations	603		555
Net finance income/(cost)	0
Share of results of associates and joint ventures	0
Income tax expense	0
Profit from continuing operations	0
Discontinued operations	0
Profit/(loss)	0
Segment assets (non-current)	2,104		2,396
Gross capex	$ 97		$ 109
Operating segments [member] | EMEA [member]
Disclosure of operating segments [line items]
Volume | HLS	42		70
Revenue	$ 4,095		$ 5,145
Normalized EBITDA	$ 1,413		$ 1,489
Normalized EBITDA margin %	34.50%		28.90%
Depreciation, amortization and impairment	$ (405)		$ (408)
Normalized profit from operations (EBIT)	1,007		1,081
Exceptional items (refer Note 7)	(49)		(85)
Profit from operations	959		996
Net finance income/(cost)	0
Share of results of associates and joint ventures	0
Income tax expense	0
Profit from continuing operations	0
Discontinued operations	0
Profit/(loss)	0
Segment assets (non-current)	43,412		45,920
Gross capex	$ 492		$ 408
Operating segments [member] | Asia Pacific [member]
Disclosure of operating segments [line items]
Volume | HLS	54		53
Revenue	$ 4,367		$ 3,856
Normalized EBITDA	$ 1,617		$ 1,412
Normalized EBITDA margin %	37.00%		36.60%
Depreciation, amortization and impairment	$ (359)		$ (360)
Normalized profit from operations (EBIT)	1,258		1,059
Exceptional items (refer Note 7)	(15)		(37)
Profit from operations	1,244		1,022
Net finance income/(cost)	0
Share of results of associates and joint ventures	0
Income tax expense	0
Profit from continuing operations	0
Discontinued operations	0
Profit/(loss)	0
Segment assets (non-current)	23,075		24,088
Gross capex	$ 253		$ 259
Operating segments [member] | Global export and holding companies [member]
Disclosure of operating segments [line items]
Volume | HLS	0		1
Revenue	$ 193		$ 170
Normalized EBITDA	$ (326)		(250)
Normalized EBITDA margin %	0.00%
Depreciation, amortization and impairment	$ (137)		(127)
Normalized profit from operations (EBIT)	(463)		(378)
Exceptional items (refer Note 7)	(59)		(104)
Profit from operations	(522)		(482)
Net finance income/(cost)	0
Share of results of associates and joint ventures	0
Income tax expense	0
Profit from continuing operations	0
Discontinued operations	0
Profit/(loss)	0
Segment assets (non-current)	1,325		1,741
Gross capex	$ 68		$ 75